SCHEDULE OF INVESTMENTS
Ivy LaSalle Global Real Estate Fund (in thousands)	DECEMBER 31, 2020 (UNAUDITED)

COMMON STOCKS	Shares		Value
Australia
Real Estate – 1.7%
Mirvac Group	166		$337
Vicinity Centres	948		1,173
			1,510

Total Australia - 1.7%			$1,510
Canada
Real Estate – 5.4%
Canadian Apartment Properties REIT	40		1,581
First Capital REIT	145		1,543
H&R Real Estate Investment Trust	27		282
Tricon Capital Group, Inc.	174		1,566
			4,972

Total Canada - 5.4%			$4,972
France
Real Estate – 2.5%
Fonciere des Regions S.A.	4		369
Gecina	10		1,501
Klepierre	19		435
			2,305

Total France - 2.5%			$2,305
Germany
Real Estate – 7.8%
Adler Group S.A.	20		705
Deutsche Wohnen AG	39		2,080
Vonovia SE	62		4,539
			7,324

Total Germany - 7.8%			$7,324
Hong Kong
Real Estate – 6.7%
Cheung Kong (Holdings) Ltd.	230		1,177
China Resources Land Ltd.	123		509
Hang Lung Properties Ltd.	323		851
Kerry Properties Ltd.	125		316
Link (The)	123		1,114
New World Development Co. Ltd.	231		1,077
Swire Properties Ltd.	87		253
Wharf (Holdings) Ltd. (The)	175		912
			6,209

Total Hong Kong - 6.7%			$6,209
Ireland
Real Estate – 0.4%
Irish Residential Properties REIT plc	210		383

Total Ireland - 0.4%			$383
Japan
Real Estate – 12.3%
Daiwa Securities Living Investment Corp.	—	*	77
GLP J-REIT	—	*	470
Heiwa Real Estate Co. Ltd.	18		651
Ichigo Office REIT Investment Corp.	1		690
Invesco Office J-REIT, Inc.	5		701
Invincible Investment Corp.	1		222
ITOCHU Advance Logistics Investment Corp.	—	*	580
Japan Hotel REIT Investment Corp.	—	*	231

Japan Prime Realty Investment Corp.	—	*	335
Japan Real Estate Investment Corp.	—	*	468
Japan Retail Fund Investment Corp.	—	*	337
Keihanshin Building Co. Ltd.(A)	8		148
Mitsubishi Estate Co. Ltd.	98		1,570
Mitsui Fudosan Co. Ltd.	73		1,527
Mitsui Fudosan Logistics Park, Inc.	—	*	279
Nomura Real Estate Holdings, Inc.	16		350
ORIX JREIT, Inc.	1		1,089
SOSiLA Logistics REIT, Inc.	—	*	48
Starts Proceed Investment Corp.	—	*	137
TOC Ltd.	42		281
Tokyu Fudosan Holdings Corp.	47		251
United Urban Investment Corp.	1		652
XYMAX REIT Investment Corp.	—	*	174
			11,268

Total Japan - 12.3%			$11,268
Netherlands
Real Estate – 1.1%
NSI N.V.	27		1,066

Total Netherlands - 1.1%			$1,066
Singapore
Real Estate – 2.6%
ARA LOGOS Logistics Trust	512		233
Ascendas India Trust	185		194
Cambridge Industrial Trust	447		134
CapitaLand Integrated Commercial Trust	526		860
CapitaLand Ltd.	106		263
CapitaLand Retail China Trust	231		243
Frasers Centrepoint Trust	102		189
Mapletree Investments Pte Ltd.	185		404
Mapletree North Asia Commercial Trust	68		50
			2,570

Total Singapore - 2.6%			$2,570
Spain
Real Estate – 1.7%
Merlin Properties Socimi S.A.	163		1,552

Total Spain - 1.7%			$1,552
United Kingdom
Real Estate – 3.3%
Derwent London plc	15		619
Land Securities Group plc	74		679
Safestore Holdings plc	75		803
SEGRO plc	72		939
			3,040

Total United Kingdom - 3.3%			$3,040
United States
Real Estate – 53.7%
Agree Realty Corp.	20		1,304
American Campus Communities, Inc.	19		806

Apartment Investment and Management Co., Class A(B)	48		1,850
AvalonBay Communities, Inc.	16		2,600
Columbia Property Trust, Inc.	23		326
Corporate Office Properties Trust	23		607
Cousins Properties, Inc.	26		877
CubeSmart	48		1,599
Digital Realty Trust, Inc.	23		3,235
Douglas Emmett, Inc.	32		922
Duke Realty Corp.	56		2,237
Equinix, Inc.	—	*	175
Equity Lifestyle Properties, Inc.	28		1,750
Equity Residential	17		993
First Industrial Realty Trust, Inc.	55		2,318
Healthcare Trust of America, Inc., Class A	66		1,807
Highwoods Properties, Inc.	22		855
Invitation Homes, Inc.	118		3,517
Life Storage, Inc.	6		754
National Retail Properties, Inc.	18		751
Pebblebrook Hotel Trust	25		479
ProLogis, Inc.	30		3,031
Public Storage, Inc.	7		1,630
Realty Income Corp.	17		1,067
Regency Centers Corp.	34		1,565
Retail Properties of America, Inc.	153		1,306
SBA Communications Corp.	6		1,794
Simon Property Group, Inc.	10		850
Sunstone Hotel Investors, Inc.	87		985
Urban Edge Properties	82		1,055
Ventas, Inc.	26		1,294
VEREIT, Inc.	30		1,129
VICI Properties, Inc.	44		1,130
Weingarten Realty Investors	38		816
Welltower, Inc.	38		2,470
			49,884

Total United States - 53.7%			$49,884

TOTAL COMMON STOCKS – 99.2%			$92,083
(Cost: $76,461)

RIGHTS
Singapore – 0.0%
ARA LOGOS Logistics Trust	39		2

TOTAL RIGHTS – 0.0%			$2
(Cost: $2)

SHORT-TERM SECURITIES
Money Market Funds(C) – 0.1%
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030%	93	93
TOTAL SHORT-TERM SECURITIES – 0.1%		$93
(Cost: $93)

TOTAL INVESTMENT SECURITIES – 99.3%		$92,178
(Cost: $76,556)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.7%		664

NET ASSETS – 100.0%		$92,842

Notes to Schedule of Investments

*	Not shown due to rounding.
(A)	All or a portion of securities with an aggregate value of $148 are on loan.
(B)	No dividends were paid during the preceding 12 months.
(C)	Rate shown is the annualized 7-day yield at December 31, 2020.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Real Estate	$55,944	$36,139	$—

Total Common Stocks	$55,944	$36,139	$—
Rights	—	2	—
Short-Term Securities	93	—	—

Total	$56,037	$36,141	$—

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$76,556

Gross unrealized appreciation	17,327

Gross unrealized depreciation	(1,705)

Net unrealized appreciation	$15,622